Consolidated Statement of Financial Position - AUD ($)		Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents		$ 4,727,430	$ 3,994,924
Trade and other receivables		1,683,305	1,768,237
Inventories		497,902	2,336,127
Other		141,800	168,366
Total Current Assets		7,050,437	8,267,654
Non-Current Assets
Plant and equipment		20,384	18,837
Inventories		2,171,867
Total Non-Current Assets		2,192,251	18,837
TOTAL ASSETS		9,242,688	8,286,491
Current liabilities
Trade and other payables		689,326	1,290,389
Borrowings	[1]		139,864
Convertible notes			226,000
Employee benefit obligations		114,012	36,173
Deferred Revenue	[2]		19,139
Total Current Liabilities		803,338	1,711,565
TOTAL LIABILITIES		803,338	1,711,565
NET ASSETS		8,439,350	6,574,926
EQUITY
Issued capital		58,372,043	53,632,995
Reserves		2,606,722	2,470,417
Accumulated losses		(52,539,415)	(49,528,486)
TOTAL EQUITY		$ 8,439,350	$ 6,574,926

[1]	Borrowings: The Company has financed A$162,457 for its insurance policies during the year ended June 30, 2017. Principal and interest (A$8,561) is to be repaid monthly by Immuron over a 11-month term. During the financial year 2018, the outstanding borrowings were repaid by the Company.
[2]	Deferred Revenue: This amount represents amounts billed by the Company for undelivered goods.